Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 10.5%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	97,700	3,015,022
Verizon Communications, Inc.	109,000	6,254,420
Total		9,269,442
Entertainment 1.5%
Activision Blizzard, Inc.	22,500	1,619,550
Electronic Arts, Inc.(a)	28,900	3,551,232
Netflix, Inc.(a)	900	377,757
Walt Disney Co. (The)	6,600	774,180
Total		6,322,719
Interactive Media & Services 6.8%
Alphabet, Inc., Class A(a)	11,720	16,800,854
Facebook, Inc., Class A(a)	51,500	11,592,135
Total		28,392,989
Media 0.0%
Comcast Corp., Class A	4,300	170,280
Total Communication Services		44,155,430
Consumer Discretionary 10.3%
Distributors 0.5%
LKQ Corp.(a)	76,500	2,100,690
Hotels, Restaurants & Leisure 0.9%
Hilton Worldwide Holdings, Inc.	13,800	1,094,478
MGM Resorts International	157,600	2,707,568
Total		3,802,046
Household Durables 0.8%
PulteGroup, Inc.	94,300	3,203,371
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	5,800	14,165,746
eBay, Inc.	63,200	2,878,128
Total		17,043,874
Multiline Retail 0.8%
Target Corp.	27,900	3,413,007
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.8%
Best Buy Co., Inc.	33,900	2,647,251
Home Depot, Inc. (The)	26,000	6,460,480
Lowe’s Companies, Inc.	20,500	2,672,175
Total		11,779,906
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	196,500	1,937,490
Total Consumer Discretionary		43,280,384
Consumer Staples 7.3%
Beverages 0.2%
Coca-Cola Co. (The)	11,800	550,824
PepsiCo, Inc.	2,300	302,565
Total		853,389
Food & Staples Retailing 1.3%
Walgreens Boots Alliance, Inc.	72,200	3,100,268
Walmart, Inc.	20,700	2,568,042
Total		5,668,310
Food Products 1.2%
Campbell Soup Co.	15,000	764,700
General Mills, Inc.	55,400	3,492,416
Hershey Co. (The)	4,800	651,264
Total		4,908,380
Household Products 2.6%
Kimberly-Clark Corp.	24,600	3,479,424
Procter & Gamble Co. (The)	63,100	7,314,552
Total		10,793,976
Tobacco 2.0%
Altria Group, Inc.	97,000	3,787,850
Philip Morris International, Inc.	62,400	4,577,664
Total		8,365,514
Total Consumer Staples		30,589,569
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp.	10,600	972,020
ConocoPhillips Co.	84,300	3,555,774
EOG Resources, Inc.	21,100	1,075,467
Exxon Mobil Corp.	17,200	782,084
HollyFrontier Corp.	69,100	2,173,195
Phillips 66	40,700	3,185,182
Total		11,743,722
Total Energy		11,743,722
Financials 10.0%
Banks 3.6%
Bank of America Corp.	202,600	4,886,712
Citigroup, Inc.	94,300	4,517,913
JPMorgan Chase & Co.	57,900	5,634,249
Total		15,038,874
Capital Markets 3.8%
Bank of New York Mellon Corp. (The)	89,000	3,308,130
Intercontinental Exchange, Inc.	39,700	3,860,825
Moody’s Corp.	9,300	2,486,913
State Street Corp.	52,900	3,224,784
T. Rowe Price Group, Inc.	26,400	3,191,760
Total		16,072,412
Consumer Finance 0.1%
Synchrony Financial	24,700	503,139
Diversified Financial Services 0.8%
Berkshire Hathaway, Inc., Class B(a)	17,000	3,154,860
Insurance 1.7%
Allstate Corp. (The)	30,700	3,002,767
MetLife, Inc.	43,200	1,555,632
Prudential Financial, Inc.	44,800	2,731,008
Total		7,289,407
Total Financials		42,058,692
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.2%
Biotechnology 2.8%
AbbVie, Inc.	36,300	3,363,921
Alexion Pharmaceuticals, Inc.(a)	15,500	1,858,450
Amgen, Inc.	2,300	528,310
Gilead Sciences, Inc.	14,700	1,144,101
Regeneron Pharmaceuticals, Inc.(a)	2,350	1,440,103
Vertex Pharmaceuticals, Inc.(a)	11,800	3,397,928
Total		11,732,813
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	5,400	512,568
Dentsply Sirona, Inc.	62,500	2,907,500
Hologic, Inc.(a)	54,700	2,899,100
Medtronic PLC	47,900	4,721,982
Zimmer Biomet Holdings, Inc.	3,200	404,288
Total		11,445,438
Health Care Providers & Services 3.6%
Cardinal Health, Inc.	33,600	1,837,584
Cigna Corp.	11,800	2,328,376
CVS Health Corp.	12,100	793,397
DaVita, Inc.(a)	34,700	2,809,312
Humana, Inc.	7,450	3,059,342
McKesson Corp.	16,400	2,602,188
UnitedHealth Group, Inc.	5,550	1,691,918
Total		15,122,117
Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	62,000	3,702,640
Eli Lilly and Co.	11,000	1,682,450
Johnson & Johnson	61,400	9,133,250
Merck & Co., Inc.	73,100	5,900,632
Mylan NV(a)	174,700	2,982,129
Pfizer, Inc.	61,500	2,348,685
Total		25,749,786
Total Health Care		64,050,154
Industrials 7.6%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	11,050	4,292,262

2	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.6%
Southwest Airlines Co.	77,500	2,487,750
Building Products 0.7%
Fortune Brands Home & Security, Inc.	44,000	2,682,240
Commercial Services & Supplies 0.4%
Cintas Corp.	6,600	1,636,536
Electrical Equipment 2.1%
Eaton Corp. PLC	38,200	3,243,180
Emerson Electric Co.	40,400	2,465,208
Rockwell Automation, Inc.	15,100	3,264,016
Total		8,972,404
Machinery 1.7%
Cummins, Inc.	20,500	3,476,800
Illinois Tool Works, Inc.	21,300	3,673,398
Total		7,150,198
Road & Rail 1.1%
CSX Corp.	15,400	1,102,332
Norfolk Southern Corp.	19,400	3,458,826
Total		4,561,158
Total Industrials		31,782,548
Information Technology 26.0%
Communications Equipment 1.6%
Arista Networks, Inc.(a)	2,100	490,266
Cisco Systems, Inc.	129,900	6,211,818
Total		6,702,084
IT Services 4.4%
MasterCard, Inc., Class A	23,500	7,070,915
VeriSign, Inc.(a)	14,700	3,219,447
Visa, Inc., Class A	42,600	8,317,224
Total		18,607,586
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials, Inc.	57,500	3,230,350
Broadcom, Inc.	4,650	1,354,406
Intel Corp.	111,800	7,035,574
KLA Corp.	2,300	404,708
Common Stocks (continued)
Issuer	Shares	Value ($)
NVIDIA Corp.	1,900	674,538
QUALCOMM, Inc.	51,500	4,165,320
Total		16,864,896
Software 10.1%
Adobe, Inc.(a)	14,150	5,470,390
Autodesk, Inc.(a)	18,700	3,934,106
Cadence Design Systems, Inc.(a)	3,600	328,644
Fortinet, Inc.(a)	23,400	3,257,280
Intuit, Inc.	14,200	4,122,544
Microsoft Corp.(b)	138,400	25,361,800
Total		42,474,764
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	69,925	22,231,954
HP, Inc.	155,100	2,348,214
Total		24,580,168
Total Information Technology		109,229,498
Materials 2.3%
Chemicals 1.4%
Celanese Corp., Class A	31,300	2,814,183
LyondellBasell Industries NV, Class A	49,300	3,143,368
Total		5,957,551
Containers & Packaging 0.9%
Avery Dennison Corp.	13,900	1,538,313
Packaging Corp. of America	20,700	2,099,187
Total		3,637,500
Total Materials		9,595,051
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	18,000	4,647,060
Mid-America Apartment Communities, Inc.	22,200	2,583,192
SBA Communications Corp.	10,950	3,439,724
Total		10,669,976
Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A(a)	45,700	2,009,886
Total Real Estate		12,679,862

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.1%
Electric Utilities 2.6%
Entergy Corp.	29,500	3,003,690
Exelon Corp.	79,300	3,037,983
NRG Energy, Inc.	87,500	3,154,375
Southern Co. (The)	28,600	1,632,202
Total		10,828,250
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	157,900	1,972,171
Multi-Utilities 0.0%
Sempra Energy	1,600	202,096
Total Utilities		13,002,517
Total Common Stocks (Cost $296,942,936)		412,167,427

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(c),(d)	6,843,278	6,843,963
Total Money Market Funds (Cost $6,842,909)		6,843,963
Total Investments in Securities (Cost: $303,785,845)		419,011,390
Other Assets & Liabilities, Net		1,162,827
Net Assets		420,174,217

At May 31, 2020, securities and/or cash totaling $971,225 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	57	06/2020	USD	8,669,700	991,954	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	3,972,793	47,299,671	(44,429,298)	797	6,843,963	(4,757)	11,880	6,843,278
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2020